UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21227
Eaton Vance Insured Pennsylvania Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	September 30
Date of Reporting Period	June 30, 2005

Item 1. Schedule of Investments

Eaton Vance Insured Pennsylvania Municipal Bond Fund                                                            as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 157.5%

Principal
Amount
(000’s omitted)	Security	Value
	Electric Utilities — 0.8%
$325	Puerto Rico Electric Power Authority, Variable Rate, 7.70%, 7/1/29 (1)(2)	$365,056
		$365,056
	Hospital — 8.2%
750	Lancaster County Hospital Authority, 5.50%, 3/15/26	801,743
350	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	381,458
1,500	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,574,565
750	Pennsylvania HEFA, (UPMC Health System), 6.00%, 1/15/31	834,450
		$3,592,216
	Insured-Electric Utilities — 4.6%
1,500	Lehigh County IDA, Pollution Control, (PPL Electric Utilities Corp.), (FGIC), 4.70%, 9/1/29	1,535,640
400	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 10.62%, 7/1/29 (1)(3)	503,152
		$2,038,792
	Insured-Escrowed/Prerefunded — 9.9%
1,000	Butler School District, (FSA), Prerefunded to 4/1/14 , 5.00%, 4/1/31	1,114,990
1,000	Pennsylvania Turnpike Commision, Oil Franchise Tax, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	1,036,440
400	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 9.314%, 7/1/32 (1)(3)	531,772
270	Southcentral General Authority, (MBIA), Escrowed to Maturity, 5.25%, 5/15/31	295,386
1,230	Southcentral General Authority, (MBIA), Prerefunded to 5/15/11, 5.25%, 5/15/31	1,377,391
		$4,355,979
	Insured-Gas Utilities — 5.4%
1,355	Philadelphia Natural Gas Works, (FSA), 5.125%, 8/1/31	1,426,774
875	Philadelphia Natural Gas Works, (FSA), Variable Rate, 7.41%, 7/1/28 (2)	951,230
		$2,378,004
	Insured-General Obligations — 30.0%
1,650	Armstrong County, (MBIA), 5.40%, 6/1/31	1,796,933
4,845	Canon McMillan School District, (FGIC), 0.00%, 12/1/33	1,268,324
500	Canon McMillan School District, (FGIC), 5.25%, 12/1/34	543,410

$1,000	Gateway, School District Alleghany County, (FGIC), 5.00%, 10/15/32	$1,061,580
2,555	McKeesport School District, (MBIA), 0.00%, 10/1/21	1,255,450
2,000	Pennridge School District, (MBIA), 5.00%, 2/15/29	2,118,780
500	Philadelphia, (FSA), 5.00%, 9/15/31	521,505
300	Philadelphia, (FSA), 5.25%, 9/15/25	321,798
585	Philadelphia, (FSA), Variable Rate, 9.94%, 9/15/31 (1)(3)	660,471
1,000	Pine-Richland School District, (FSA), 5.00%, 9/1/29	1,048,290
2,500	Upper Clair Township School District, (FSA), 5.00%, 7/15/32	2,630,900
		$13,227,441
	Insured-Hospital — 2.4%
1,000	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.125%, 7/1/28	1,034,670
		$1,034,670
	Insured-Industrial Development Revenue — 4.1%
1,700	Allegheny County IDA, (MBIA), 5.00%, 11/1/29	1,795,455
		$1,795,455
	Insured-Lease Revenue / Certificates of Participation — 7.3%
1,300	Philadelphia Authority for Industrial Development Lease Revenue, (FSA), 5.125%, 10/1/26	1,396,915
1,700	Philadelphia Authority for Industrial Development Lease Revenue, (FSA), 5.25%, 10/1/30	1,825,307
		$3,222,222
	Insured-Private Education — 16.4%
1,000	Chester County IDA Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	1,049,460
3,365	Delaware County, (Villanova University), (MBIA), 5.00%, 12/1/28	3,555,459
2,500	Pennsylvania HEFA, (Temple University), (MBIA), 5.00%, 4/1/29 (4)	2,622,875
		$7,227,794
	Insured-Public Education — 9.7%
2,400	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	2,598,648
1,000	Pennsylvania HEFA, (Clarion University Foundation), (XLCA), 5.00%, 7/1/33	1,054,240
600	Pennsylvania HEFA, (University of the Science in Philadelphia), (XLCA), 4.75%, 11/1/33	613,938
		$4,266,826

	Insured-Special Tax Revenue — 16.2%
$4,350	Pittsburgh and Allegheny County Public Auditorium, (AMBAC), 5.00%, 2/1/29	$4,589,076
2,210	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	794,363
1,180	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	274,090
8,700	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	1,491,963
		$7,149,492
	Insured-Transportation — 22.1%
2,000	Allegheny County Port Authority, (FGIC), 5.00%, 3/1/25	2,126,480
1,000	Allegheny County Port Authority, (FGIC), 5.00%, 3/1/29	1,051,700
1,500	Pennsylvania Turnpike Commission Registration Fee, (AMBAC), 5.00%, 7/15/31	1,583,715
3,750	Pennsylvania Turnpike Commission, (AMBAC), 5.00%, 7/15/41	3,932,588
815	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 10.862%, 7/1/36 (1)(3)	1,026,370
		$9,720,853
	Insured-Water and Sewer — 12.7%
1,555	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/25	614,349
2,155	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/25	851,397
1,920	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/26	718,790
1,500	Pennsylvania University Sewer Authority, (MBIA), 5.00%, 11/1/26	1,576,710
1,000	Philadelphia Water & Wastewater, (FGIC), Variable Rate, 9.935%, 11/1/31 (1)(3)	1,162,600
580	Pittsburgh Water and Sewer Authority, (AMBAC), Variable Rate, 10.324%, 12/1/27 (1)(3)	689,359
		$5,613,205
	Special Tax Revenue — 2.4%
1,000	Puerto Rico Infrastructure Financing Authority, 5.00%, 7/1/41	1,057,000
		$1,057,000

	Transportation — 5.3%
$1,400	Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	$1,473,514
800	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/43	850,312
		$2,323,826
	Total Tax-Exempt Investments — 157.5% (identified cost $64,865,893)	$69,368,831
	Other Assets, Less Liabilities — 1.5%	$678,561
	Auction Preferred Shares Plus Cumulative Unpaid Dividends — (59.0)%	$(26,000,000)
	Net Assets Applicable to Common Shares— 100.0%	$44,047,392

AMBAC	—	AMBAC Financial Group, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2005, 89.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 30.6% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate value of the securities is $4,938,780 or 11.2% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2005.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2005.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2005 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
09/05	225 U.S. Treasury Bond	Short	$(26,359,456)	$(26,718,750)	$(359,294)
					$(359,294)

At June 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$64,852,425
Gross unrealized appreciation	$4,516,406
Gross unrealized depreciation	—
Net unrealized appreciation	$4,516,406

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Pennsylvania Municipal Bond Fund

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer
Date:	August 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer
Date:	August 22, 2005
By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer
Date:	August 22, 2005